STOCKHOLDERS' EQUITY (Details Textuals 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Series A Preferred Stock	Sep. 30, 2012 Series B Preferred Stock	Sep. 30, 2012 Series C Preferred Stock	Sep. 30, 2011 Series C Preferred Stock	Sep. 30, 2012 Cumulative Convertible Preferred Stock Series A Preferred Stock	Sep. 30, 2012 Cumulative Convertible Preferred Stock Series B Preferred Stock	Sep. 30, 2012 Cumulative Convertible Preferred Stock Series C Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Par value of preferred stock (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 4.00	$ 3.20	$ 3.20	$ 3.73	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000					500,000	500,000	5,000,000
Preferred stock, shares issued	1,816,289	1,816,289	400,955					269,608	131,347	1,415,334
Preferred stock, shares outstanding	1,816,289	1,816,289	400,955					269,608	131,347	1,415,334
Cumulative convertible preferred stock, liquidation preference (in dollars)	$ 11,109,994	$ 10,652,275	$ 1,485,738					$ 975,000	$ 380,000	$ 9,058,114
Cumulative preferred dividends	696,880	435,563	130,738					265,668	54,769
Preferred imputed dividends										$ 376,443